SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Interest and dividend income	$ 12,129	$ 11,377	$ 10,833	$ 10,377	$ 9,753	$ 9,615	$ 9,239	$ 8,816	$ 8,112	$ 42,340	$ 35,782
Interest expense	1,971	1,537	1,429	1,213	1,034	1,062	1,005	879	781	5,213	3,726
Net interest and dividend income	10,158	9,840	9,404	9,164	8,719	8,553	8,234	7,937	7,331	37,127	32,056
Provision for loan losses	1,462	614	1,421	638	656	462	1,012	892	563	3,329	2,929
Gain on sale of securities, net	113					3,521	1,851	58	482		5,912
Other income	15	988	1,059	1,118	25	966	1,046	1,012	1,020	64	87
Total noninterest income	1,046	988	1,059	1,118	1,013	4,487	2,897	1,070	1,502	4,178	9,955
Total noninterest expense	6,746	6,404	6,223	6,411	6,376	6,339	5,914	5,875	5,621	25,414	23,749
Income tax expense	778	975	741	843	678	4,498	1,434	639	847	3,237	7,418
Net income	$ 2,218	$ 2,835	$ 2,078	$ 2,390	$ 2,022	$ 1,741	$ 2,771	$ 1,601	$ 1,802	$ 9,325	$ 7,915
Income per share:
Basic (in dollars per share)	$ 0.24	$ 0.31	$ 0.22	$ 0.26	$ 0.22	$ 0.19	$ 0.19	$ 0.15	$ 0.16	$ 1.01	$ 0.86
Diluted (in dollars per share)	$ 0.24	$ 0.30	$ 0.22	$ 0.26	$ 0.22	$ 0.19	$ 0.19	$ 0.15	$ 0.16	$ 1.00	$ 0.86
Weighted Average Shares:
Basic (in shares)	9,267,106	9,258,858	9,247,367	9,233,745	9,219,865	9,208,854	9,201,634	9,193,836	9,192,568	9,240,086	9,199,274
Diluted (in shares)	9,305,284	9,339,431	9,355,410	9,302,425	9,295,003	9,257,702	9,213,056	9,198,286	9,192,568	9,306,316	9,199,887